Share Capital, Premium and Other Reserves - Additional Information (Details)		6 Months Ended
	Sep. 29, 2016	Jun. 30, 2022	Aug. 24, 2016 $ / shares shares
Disclosure of classes of share capital [line items]
Date of incorporation		Aug. 24, 2016
Par value per share | $ / shares			$ 0.001
Date of acquisition	Sep. 29, 2016
Description of how acquirer obtained control of acquiree		Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis
Merger subdivision at the LMDX conversion factor		1.60806264
A Ordinary Shares
Disclosure of classes of share capital [line items]
Authorized share capital | shares			5,000,000
Common Shares
Disclosure of classes of share capital [line items]
Authorized share capital | shares			5,000,000
Par value per share | $ / shares			$ 0.001
LumiraDx Holdings Limited
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired	100.00%